Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 21,602				$ 22,791					$ 93,424
Lease Income	2,310				2,674					10,756
Total Revenues	23,912	$ 25,928	$ 25,707	$ 27,080	25,465	$ 26,312	$ 25,795	$ 26,685	$ 25,840	104,180	$ 104,632
Mobile Imaging and Cardiac Monitoring [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	19,079				19,977					81,559
Camera Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,719				1,744					6,951
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	21,389				22,623					92,197	92,551
Camera [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	804				1,070					4,914
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	2,523				2,842					11,983	$ 12,081
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	22,802				23,175					94,894
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,110				2,290					9,286
Diagnostic Imaging Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	2,523				2,814					11,865
Lease Income	0				28					118
Total Revenues	2,523				2,842					11,983
Diagnostic Imaging Segment [Member] | Mobile Imaging and Cardiac Monitoring [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	0				0					0
Diagnostic Imaging Segment [Member] | Camera Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,719				1,744					6,951
Diagnostic Imaging Segment [Member] | Camera [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	804				1,070					4,914
Diagnostic Imaging Segment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	1,551				1,720					6,555
Diagnostic Imaging Segment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	972				1,122					5,428
Mobile Healthcare Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	7,494				8,079					32,865
Lease Income	2,169				2,519					10,076
Total Revenues	9,663				10,598					42,941
Mobile Healthcare Segment [Member] | Mobile Imaging and Cardiac Monitoring [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	7,494				8,079					32,865
Mobile Healthcare Segment [Member] | Camera Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	0				0					0
Mobile Healthcare Segment [Member] | Camera [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	0				0					0
Mobile Healthcare Segment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	9,525				10,491					42,477
Mobile Healthcare Segment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	138				107					464
Diagnostic Services Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	11,585				11,898					48,694
Lease Income	141				127					562
Total Revenues	11,726				12,025					49,256
Diagnostic Services Segment [Member] | Mobile Imaging and Cardiac Monitoring [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	11,585				11,898					48,694
Diagnostic Services Segment [Member] | Camera Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	0				0					0
Diagnostic Services Segment [Member] | Camera [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	0				0					0
Diagnostic Services Segment [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	11,726				10,964					45,862
Diagnostic Services Segment [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 0				$ 1,061					$ 3,394